Share Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Based Compensation
7. SHARE BASED COMPENSATION
The Company has a 2015 Equity Incentive Plan (the “Plan”) which provides for the grant of share-based compensation in the form of awards of options, stock appreciation rights (“SARs”), restricted stock awards and restricted stock units, to certain officers, directors, employees, consultants, and advisors to purchase shares of the Company’s common stock. The Company reserved 9,002,266 shares of common stock for awards granted under the Plan as of June 30, 2021.
Vesting generally occurs over four to five years from the date of grant and all options granted have a contractual term of 10 years. Vested options held at the date of an employee’s termination may be exercised within three months. The board of directors may terminate the Plan at any time. The Company’s bylaws include a right of first refusal which states that if a stockholder desires to sell or otherwise transfer any shares of common stock, then the stockholder will first give written notice of such to the Company at which point the Company generally has 30 days to purchase all (but not less than all) of the shares specified in the notice at the price and upon the terms set forth in such notice. Under the Plan, the Company’s right of first refusal will expire upon the earlier of (i) the date securities of the Company are first offered to the public pursuant to an effective registration statement or (ii) September 28, 2025. The Company records forfeitures as they occur.
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.
Expected Volatility
—As the Company is privately held and there has been no public market for its common stock to date, the expected volatility is based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group, financial, and market capitalization data.
Expected Term
— The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding.
The Company has estimated the expected term of its employee awards using the SAB Topic 14 Simplified Method allowed by the FASB and SEC, for calculating expected term as it has limited historical exercise data to provide a reasonable basis upon which to otherwise estimate expected term. Certain of the Company’s options began vesting prior to the grant date, in which case the Company uses the remaining vesting term at the grant date in the expected term calculation.
Risk-Free Interest Rate
— The Company estimates its risk-free interest rate by using the yield on actively traded non-inflation-indexed
U.S. treasury securities with contract maturities equal to the expected term.
Dividend Yield
— The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.
Fair Value of Underlying Common Stock
— Because the Company’s common stock is not yet publicly traded, the Company estimated the fair value of common stock. The Board of Directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s Convertible Redeemable Preferred Stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.
The assumptions used to estimate the fair value of stock options granted during the three and six months ended June 30, 2021 and 2020 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Risk- Free Interest Rate	—%	0.48%	0.96%	1.30%
Expected Term (in years)	—	6.69	6.26	6.18
Expected Volatility	—%	72.74%	77.04%	70.83%
Dividend Yield	—%	—%	—%	—%
A summary of the stock option activity is as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2019	3,441,798	$0.53	8.80	$5.00
Granted	694,895	$1.88
Exercised	(54,187)	$0.50
Cancelled/ Forfeited	(34,667)	$0.49

Outstanding as of June 30, 2020	4,047,839	$0.76	8.54	$1.48

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2020	5,400,426	$1.39	8.67	$44.80
Granted	1,603,709	$9.68
Exercised	(800,092)	$6.74
Cancelled/ Forfeited	(84,524)	$2.84

Outstanding as of June 30, 2021	6,119,519	$2.84	8.44	$204.88

Exercisable as of June 30, 2021	1,590,507	$0.89	7.62	$56.40

Exercisable and expected to vest at June 30, 2021	6,119,519	$2.84	8.44	$204.88

The total intrinsic value of options exercised was $0.9 million and $0.1 million for the three months ended June 30, 2021 and 2020, respectively and $23.7 million and $0.1 million for the six months ended June 30, 2021 and 2020, respectively. The weighted-average grant date fair value per share for the stock options granted during the three months ended June 30, 2020 was $1.45 and no options were granted during the three months ended June 30, 2021. The weighted-average grant date fair value per share for the stock options granted during the six months ended June 30, 2021 and 2020 was $23.60 and $1.35, respectively. The aggregate grant-date fair value of options vested during the three months ended June 30, 2021 and 2020 was $1.2 million and $0.2 million, respectively and the aggregate grant-date fair value of options vested during the six months ended June 30, 2021 and 2020 was $1.9 million and $0.3 million, respectively. As of June 30, 2021, the total unrecognized compensation related to unvested stock option awards was $42.2 million, which the Company expects to recognize over a weighted-average period of approximately 2.24 years.
Total stock-based compensation expense for both stock option awards and unvested restricted shares which is included in the condensed financial statements as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenue	$31	$—	$31	$—
Research and development	717	138	1,170	273
Sales and marketing	25	—	25	—
General and administrative	1,670	117	2,648	227

Stock-based compensation, net of amounts capitalized	2,443	255	3,874	500
Capitalized stock-based compensation – Intangibles and fixed assets	89	20	133	31

Total stock-based compensation	$2,532	$275	$4,007	$531

After the issuance of the interim financial statements for the three months ended March 31, 2021, we reassessed certain inputs utilized in determining the grant date fair of our stock-based awards that were granted in the period. This reassessment resulted in an increase of aggregate unrecognized stock-based compensation of approximately $4.5 million as of March 31, 2021. The incremental stock-based compensation expense related to the three months ended March 31, 2021 was $117,000 and was recognized in the three months ended June 30, 2021 as it was not material.

10. STOCK-BASED COMPENSATION
The Company has a 2015 Equity Incentive Plan (the “Plan”) which provides for the grant of share based compensation in the form of awards of options, stock appreciation rights (“SARs”), restricted stock awards and restricted stock units, to certain officers, directors, employees, consultants and advisors to purchase shares of the Company’s common stock. The Company reserved 9,002,266 shares of common stock for awards granted under the Plan as of December 31, 2020.
Vesting generally occurs over four to five years from the date of grant and all options granted have a contractual term of 10 years. Vested options held at the date of an employee’s termination may be exercised within three months. The board of directors may terminate the Plan at any time. The Company’s bylaws include a right of first refusal which states that if a stockholder desires to sell or otherwise transfer any shares of common stock, then the stockholder will first give written notice of such to the Company at which point the Company generally has 30 days to purchase all (but not less than all) of the shares specified in the notice at the price and upon the terms set forth in such notice. Under the Plan, the Company’s right of first refusal will expire upon the earlier of (i) the date securities of the Company are first offered to the public pursuant to an effective registration statement or (ii) September 28, 2025. The Company records forfeitures as they occur.
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.
Expected Volatility
—As the Company is privately held and there has been no public market for its common stock to date, the expected volatility is based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group, financial, and market capitalization data.
Expected Term
— The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding.
The Company has estimated the expected term of its employee awards using the SAB Topic 14 Simplified Method allowed by the FASB and SEC, for calculating expected term as it has limited historical exercise data to provide a reasonable basis upon which to otherwise estimate expected term. Certain of the Company’s options began vesting prior to the grant date, in which case the Company uses the remaining vesting term at the grant date in the expected term calculation.
Risk-Free Interest Rate
— The Company estimates its risk-free interest rate by using the yield on actively traded non-inflation-indexed
U.S. treasury securities with contract maturities equal to the expected term.
Dividend Yield
— The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.
Fair Value of Underlying Common Stock
— Because the Company’s common stock is not yet publicly traded, the Company must estimate the fair value of common stock. The Board of Directors considers numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s Convertible Redeemable Preferred Stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.
The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Risk- Free Interest Rate	0.9%	2.3%
Expected Term (in years)	6.46	6.34
Expected Volatility	72.5%	66.1%
Dividend Yield	—%	—%
A summary of the stock option activity is as follows:

	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2018	2,348,196	$0.46	8.58	$1.4
Granted	2,549,791	0.56
Exercised	(736,294)	0.40
Cancelled/ Forfeited	(719,895)	0.54

Outstanding as of December 31, 2019	3,441,798	0.53	8.80	5.0
Granted	2,439,276	2.46
Exercised	(426,452)	0.69
Cancelled/ Forfeited	(54,196)	0.51

Outstanding as of December 31, 2020	5,400,426	1.39	8.67	44.8

Exercisable as of December 31, 2020	1,262,681	0.66	7.85	11.3

Exercisable and expected to vest at December 31, 2020	5,400,426	1.39	8.67	44.8

The total intrinsic value of options exercised was $3.8 million and $1.2 million for the years ended December 31, 2020 and 2019, respectively. The weighted-average grant date fair value per share for the stock options granted during the years ended December 31, 2020 and 2019 was $3.07 and $1.01, respectively. The aggregate grant-date fair value of options vested during the years ended December 31, 2020 and 2019 was $1.0 million and $625 thousand, respectively. As of December 31, 2020, the total unrecognized compensation related to unvested stock option awards was $8.7 million, which the Company expects to recognize over a weighted-average period of approximately 2.22 years.
Unvested Restricted Shares
The fair value of the restricted shares determined based on the fair market value of the Company’s common stock on July 25, 2016, the date the restriction was put into place, was $1.2 million.
A summary of the unvested restricted shares activity is as follows:

	Number of Unvested Restricted Shares	Weighted-Average Grant Date Fair Value per Share
Unvested Balance as of December 31, 2018	1,187,500	$0.39
Vested	(750,000)	0.39

Unvested Balance as of December 31, 2019	437,500	0.39
Vested	(437,500)	0.39

Unvested Balance as of December 31, 2020	—	$—

The aggregate grant-date fair value of restricted shares vested was $170 thousand and $292 thousand for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, there was no unrecognized compensation related to unvested restricted stock.
Total stock-based compensation expense for both stock option awards and unvested restricted shares      which is included in the financial statements as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$716	$582
General and administrative	508	277

Stock-based compensation, net of amounts capitalized	1,224	859
Capitalized stock-based compensation—Intangibles and fixed assets	110	27
Capitalized stock-based compensation—Other current assets	45	—

Total stock-based compensation	$1,379	$886